AIRCRAFT AND ENGINES HELD FOR LEASE AND LEASE RENTAL	12 Months Ended
Dec. 31, 2020
AIRCRAFT AND ENGINES HELD FOR LEASE AND LEASE RENTAL
AIRCRAFT AND ENGINES HELD FOR LEASE AND LEASE RENTAL

NOTE H - AIRCRAFT AND ENGINES HELD FOR LEASE AND LEASE RENTAL

Aircraft and engines held for operating  leases, net, consists of the following:

	2020	2019
Aircraft and engines held for operating leases	$228,942,000	$246,883,000
Less accumulated depreciation	(142,098,000)	(134,987,000)
	$86,844,000	$111,896,000

Depreciation expense related to assets leased to AerLine amounted to $1,659,000 for the year ended December 31, 2018 and is included in discontinued operations in the consolidated statements of operations. The Company recorded an impairment of leased assets in the amount of $3,036,000 for the year ended December 31, 2020 and is included in cost of leasing in the consolidated statements of operations.

Total depreciation expense included in cost of leasing in the consolidated statements of operations, excluding amounts for assets leased to AerLine, is as follows:

	Year ended December 31,
	2020	2019	2018
Depreciation expense	$19,976,000	$27,064,000	$27,609,000

Contingent rental fees recognized as revenues related to supplemental rent were as follows:

	Year ended December 31,
	2020	2019	2018
Contingent rental fees	$11,851,000	$21,550,000	$29,186,000

The Company’s current operating lease agreements for flight equipment on lease expire over the next month to three years. The amounts in the following table are based upon the assumption that flight equipment under operating leases will remain on lease for the length of time specified by the respective lease agreements. Minimum future annual lease rentals contracted to be received under existing operating leases of flight equipment at December 31, 2020 were as follows:

2021	$22,819,000
2022	11,045,000
2023	2,022,000
$35,886,000